FVM - Valuation adjustments (Detail 3) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Recognized on the balance sheet as of the end of the year:
Unrealized life-to-date gain / (loss)	SFr (195)	SFr 141	SFr 287
Included in Other comprehensive income
Recognized during the year:
Realized gain / (loss)	21	18
Unrealized gain / (loss)	(333)	(138)
Total gain / (loss), before tax	(312)	(120)
Included in Net trading income
Recognized during the year:
Unrealized gain / (loss)			553
UBS AG
Recognized on the balance sheet as of the end of the year:
Unrealized life-to-date gain / (loss)	(195)	141	287
UBS AG | Included in Other comprehensive income
Recognized during the year:
Realized gain / (loss)	21	18
Unrealized gain / (loss)	(333)	(138)
Total gain / (loss), before tax	SFr (312)	SFr (120)
UBS AG | Included in Net trading income
Recognized during the year:
Unrealized gain / (loss)			SFr 553